Note 7 Changes in allowances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 349,037	€ 344,072
Profit (loss) from discontinued operations	0	280	€ (1,729)
Gross carrying amount loans and advances at amortized cost	389,745	349,037	344,072
Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(11,142)	(12,141)	(12,427)
Transfers of financial assets	(1,473)	(1,893)	(2,133)
Transfers from stage 1 to stage 2	(287)	(463)	(766)
Transfers from stage 2 to stage 1	283	247	202
Transfers to stage 3	(1,662)	(1,862)	(1,652)
Transfers from stage 3	193	185	83
Net annual origination of allowances	(1,342)	(933)	(2,996)
Becoming write offs	2,106	2,795	2,568
Net foreign exchange loss	161	519	1,204
Increase (decrease) through other movements, financial assets	(112)	(189)	(283)
Other impairment losses	511	701	803
Profit (loss) from discontinued operations			1,123
Gross carrying amount loans and advances at amortized cost	(11,291)	(11,142)	(12,141)
Stage 1 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(1,990)	(2,037)	(2,149)
Transfers of financial assets	63	187	184
Transfers from stage 1 to stage 2	110	139	156
Transfers from stage 2 to stage 1	(91)	(60)	(50)
Transfers to stage 3	51	111	81
Transfers from stage 3	(7)	(3)	(3)
Net annual origination of allowances	(406)	(563)	(872)
Becoming write offs	186	45	0
Net foreign exchange loss	(87)	70	227
Increase (decrease) through other movements, financial assets	0	12	12
Other impairment losses	168	297	160
Profit (loss) from discontinued operations			401
Gross carrying amount loans and advances at amortized cost	(2,065)	(1,990)	(2,037)
Stage 2 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(2,091)	(2,289)	(2,183)
Transfers of financial assets	33	441	(511)
Transfers from stage 1 to stage 2	(397)	(602)	(923)
Transfers from stage 2 to stage 1	374	307	253
Transfers to stage 3	204	802	218
Transfers from stage 3	(148)	(66)	(59)
Net annual origination of allowances	(273)	(57)	(795)
Becoming write offs	30	56	0
Net foreign exchange loss	248	(270)	256
Increase (decrease) through other movements, financial assets	48	(79)	(118)
Other impairment losses	64	106	618
Profit (loss) from discontinued operations			444
Gross carrying amount loans and advances at amortized cost	(1,942)	(2,091)	(2,289)
Stage 3 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(7,061)	(7,815)	(8,094)
Transfers of financial assets	(1,570)	(2,521)	(1,806)
Transfers from stage 1 to stage 2	0	0	0
Transfers from stage 2 to stage 1	0	0	0
Transfers to stage 3	(1,917)	(2,775)	(1,950)
Transfers from stage 3	347	254	144
Net annual origination of allowances	(663)	(314)	(1,329)
Becoming write offs	1,890	2,694	2,567
Net foreign exchange loss	0	719	721
Increase (decrease) through other movements, financial assets	(160)	(122)	(177)
Other impairment losses	279	298	25
Profit (loss) from discontinued operations			278
Gross carrying amount loans and advances at amortized cost	€ (7,284)	€ (7,061)	€ (7,815)